Discontinued Operations (Details) - Schedule of Discontinued Operations, Net of Tax - Discontinued Operations [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]	Dec. 31, 2022 [2]	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest income		$ 147	$ 142	$ 1,884	$ 3,280
Interest cost			(457)	(7,322)	(5,916)
Net interest loss			(315)	(5,438)	(2,636)
Operating expenses
Selling expenses			(22)	(235)	(535)
General and administrative expenses			(760)	(12,998)	(11,168)
Total operating expenses			(782)	(13,233)	(11,703)
Operating loss			(1,097)	(18,671)	(14,339)
Other income (expenses)
Financial expenses, net			(70)	(604)	(719)
Investment income/(loss)				6	(1,778)
Other income, net			174	878	553
Total other (expenses) income, net			104	280	(1,944)
Loss before income tax expense			(993)	(18,391)	(16,283)
Income tax expense			(1)	(9,291)	(114)
Loss from discontinued operations, net		(1,030)	(994)	(27,682)	(16,397)
Less: Net loss attributable to non-controlling interests		1		(19)	(1)
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders		$ (1,031)	$ (994)	$ (27,663)	$ (16,396)

[1]	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.
[2]	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.